Note 7 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2017	2018	2019
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(91,763)	$(54,869)	$(38,085)

Denominator:
Weighted average number of ordinary shares outstanding
—basic and diluted	20,866,084	22,665,265	24,645,714

Net loss per share—basic and diluted	$(4.40)	$(2.42)	$(1.55)